Other Stock-related Information	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Other Stock-Related Information

NOTE 16. OTHER STOCK-RELATED INFORMATION

Share-Based Compensation

We grant stock options, restricted stock units and performance share units to employees under the 2007 Long-Term Incentive Plan. Grants made under all plans must be approved by the Management Development and Compensation Committee of GE’s Board of Directors, which is composed entirely of independent directors.

Stock options

Under our stock option program, an employee receives an award that provides the opportunity in the future to purchase GE shares at the market price of our stock on the date the award is granted (the strike price). The options become exercisable in equal amounts over a five-year vesting period and expire 10 years from the grant date if they are not exercised. Stock options have no financial statement effect on the date they are granted but rather are reflected over time through recording compensation expense and increasing shareowners’ equity. We record compensation expense based on the estimated fair value of the awards expected to vest, and that amount is amortized as compensation expense on a straight-line basis over the five-year vesting period. Accordingly, total expense related to the award is reduced by the fair value of options that are expected to be forfeited by employees that leave GE prior to vesting. We estimate forfeitures based on our experience and adjust the expense to reflect actual forfeitures over the vesting period. The offset to the expense we record is reflected as an increase in the “Other capital” component of shareowners’ equity.

(In millions, after tax)	2015	2014	2013

Compensation Expense	$234	$215	$231

We estimate the fair value of each stock option award on the date of grant using a Black-Scholes option pricing model. The table below provides the weighted average grant date fair values, key assumptions and other inputs into the pricing model. With the exception of the dividend yield assumption, an increase in any individual assumption will increase the estimated fair value of the option, all other things being equal.

	2015	2014	2013

Weighted average grant-date fair value of stock options	$4.64	$5.26	$4.52

Stock Option Valuation Assumptions:
Risk-free interest rate	2.0%	2.3%	2.5%
Dividend yield	3.4%	3.1%	4.0%
Expected volatility	25.0%	26.0%	28.0%
Expected option life (in years)	6.8	7.3	7.5

Other pricing model inputs:
Weighted average grant-date market price of GE stock (strike price)	$25.79	$26.11	$23.80

The table below shows the amount and weighted average strike price of options granted during 2015, as well as those outstanding and exercisable at year-end 2015.

As of December 31, 2015 unless, otherwise stated (in thousands, except per share data)

Stock options granted during 2015	52,561
Weighted average strike price of awards granted in 2015	$25.79
Stock options outstanding	467,922
Weighted average strike price of stock options outstanding	$21.72
Stock options exercisable	298,199
Weighted average strike price of stock options exercisable	$20.14

When an employee exercises an option, we issue treasury shares to satisfy the requirements of the option.

	2015	2014	2013

Stock options exercised (in thousands)	65,764	30,433	36,191
Cash received from stock options exercised (in millions)	$1,098	$439	$490

Outstanding stock option awards may be dilutive to earnings per share when they are in the money (the market price of GE stock is greater than the strike price of the option). When an option is dilutive, it increases the number of shares used in the diluted earnings per share calculation, which will decrease earnings per share. However, the effect stock options have on the number of shares added to the diluted earnings per share calculation is not one for one. The average amount of unrecognized compensation expense (the portion of the fair value of these option awards not yet amortized), potential option-related excess tax benefits and the market price of GE stock during the reporting period affect how many of these potential shares are included in the calculation. The calculation assumes that the proceeds received from the exercise, the unrecognized compensation expense and any potential excess tax benefits are used to buy back shares, which reduces the dilutive impact.

As of December 31, 2015, there was $628 million of unrecognized compensation expense related to unvested options, which will be amortized over the remaining vesting period (the weighted average period is approximately 2 years). Of that total, approximately $159 million, after tax, is estimated to be recorded as compensation expense in 2016.

The dilutive effect of in the money options on our earnings per share from continuing operations has been $0.01 or less per share (1% or less) for the last three years. For additional information about earnings per share see Note 18.

Restricted Stock

A restricted stock award provides an employee with the right to receive shares of GE stock when the restrictions lapse, which occurs in equal amounts over the vesting period. Upon vesting, each unit of restricted stock is converted into GE common stock on a one for one basis using treasury stock shares. The expense to be recognized on restricted stock is based upon the market price on the grant date (which is its fair value) times the number of units expected to vest. Accordingly, total expense related to the award is reduced by the fair value of restricted stock units that are expected to be forfeited by employees that leave GE prior to lapse of the restrictions. That amount is amortized as compensation expense on a straight-line basis over the five-year vesting period. We estimate forfeitures based on our experience and adjust the expense to reflect actual forfeitures over the vesting period. The offset to compensation expense is an increase in the “Other capital” component of shareowners’ equity.

(In millions, after tax)	2015	2014	2013

Compensation expense(a)	$72	$56	$62

(a) Includes $5.7 million of compensation expense related to performance share units.

The fair value of a restricted stock unit at the grant date is equal to the market price of our stock on the grant date.

	2015	2014	2013

Weighted average grant-date fair value of restricted stock awards	$26.74	$26.08	$24.54

As of December 31, 2015, unless otherwise stated (in thousands, except per share data)

Restricted stock granted during 2015	3,756
Non-vested restricted stock outstanding	13,941
Weighted average fair value at grant date of non-vested stock	$25.05

The table below provides information about the units of restricted stock that vested for each of the years presented.

(In thousands)	2015	2014	2013

Restricted stock vested during the year ended	3,899	3,305	4,583

As of December 31, 2015, there was $221 million of total unrecognized compensation expense related to unvested restricted stock, which will be amortized over the remaining vesting period (the weighted average period is approximately 2 years). Of that total, approximately $55 million, after tax, is estimated to be recorded as compensation expense in 2016.

Other Information

When options are exercised and restricted stock vests, we issue shares from treasury stock, which increases shares outstanding. The “Other capital” component of shareowners’ equity is adjusted for differences between the strike price of GE stock and the average cost of our treasury stock. We also record the difference between the tax benefits assumed (based on the fair value of the award on the grant date) and the actual tax benefit in the “Other capital” component of shareowners’ equity. Any excess tax benefit is recorded as a cash flow from financing activities in our statement of cash flows. The table below provides information about tax benefits related to all share-based compensation arrangements.

(In millions)	2015	2014	2013

Income tax benefit recognized in earnings	$148	$147	$145
Excess of actual tax deductions over amounts assumed recognized in equity	167	86	86

Share based compensation programs serve as a means to attract and retain talented employees and are an important element of their total compensation. The intrinsic value of a stock option award is the amount by which the award is in the money and represents the potential value to the employee upon exercise of the option. The intrinsic value of restricted stock is the value of the shares awarded at the current market price. The table below provides information about the intrinsic value of option and restricted stock awards.

Aggregate
intrinsic
As of December 31, 2015, unless otherwise stated (in millions)	value

Stock options outstanding	$4,534
Stock options exercised in 2015	746
Non-vested restricted stock outstanding	434
Restricted stock vested in 2015	102